Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
SECURITIES
SECURITIES
The amortized cost and fair value of available-for-sale securities and the related gross unrealized gains and losses were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$9,442	$1	$(71)	$9,372
State and municipal	50,020	2,397	(17)	52,400
Mortgage-backed securities – residential	17,671	98	(73)	17,696
Government agency sponsored collateralized mortgage obligations	42,376	139	(679)	41,836
Corporate debt securities	1,000	—	(61)	939
Total	$120,509	$2,635	$(901)	$122,243

	December 31, 2014
	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$7,447	$14	$(66)	$7,395
State and municipal	54,298	2,638	(89)	56,847
Mortgage-backed securities – residential	27,391	185	(88)	27,488
Government agency sponsored collateralized mortgage obligations	63,140	290	(900)	62,530
Corporate debt securities	1,000	—	(37)	963
Total	$153,276	$3,127	$(1,180)	$155,223

At December 31, 2015 and 2014, all of our mortgage-backed securities were issued by U.S. government-sponsored enterprises, and all of our collateralized mortgage obligations were issued by either U.S. government-sponsored enterprises or the U.S. Small Business Administration.
Securities with unrealized losses at December 31, 2015 and 2014, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are presented in the following tables:

	December 31, 2015
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$8,371	$(71)	$—	$—	$8,371	$(71)
State and municipal	4,512	(14)	856	(3)	5,368	(17)
Mortgage-backed securities – residential	9,259	(48)	809	(25)	10,068	(73)
Government agency sponsored collateralized mortgage obligations	11,200	(136)	18,148	(543)	29,348	(679)
Corporate debt securities	—	—	939	(61)	939	(61)
Total temporarily impaired	$33,342	$(269)	$20,752	$(632)	$54,094	$(901)

	December 31, 2014
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,792	$(8)	$2,942	$(58)	$5,734	$(66)
State and municipal	3,571	(11)	5,506	(78)	9,077	(89)
Mortgage-backed securities – residential	13,261	(40)	3,073	(48)	16,334	(88)
Government agency sponsored collateralized mortgage obligations	5,845	(34)	33,504	(866)	39,349	(900)
Corporate debt securities	963	(37)	—	—	963	(37)
Total temporarily impaired	$26,432	$(130)	$45,025	$(1,050)	$71,457	$(1,180)

At December 31, 2015, the Company held 67 investments in debt securities totaling $54.1 million, or 44.3% of its total debt securities, in an unrealized loss position, of which 41 were in an unrealized loss position for less than twelve months and 26 were in an unrealized loss position for more than twelve months. At December 31, 2014, the Company held 86 investments in debt securities totaling $71.5 million, or 46.0% of its total debt securities, in an unrealized loss position, of which 32 were in an unrealized loss position for less than twelve months and 54 were in an unrealized loss position for more than twelve months.
Management periodically evaluates each investment security for potential other than temporary impairment, relying primarily on industry analyst reports and observation of market conditions and interest rate fluctuations. The unrealized losses on the Company’s investments in U.S. federal agency obligations, mortgage-backed securities, agency collateralized mortgage obligations, and corporate debt securities were a result of changes in interest rates and not a result of a decline in credit quality. Management believes it will be able to collect all amounts due according to the contractual terms of the underlying investment securities and that the noted declines in fair value are considered temporary. The unrealized losses on the Company’s investment in state and municipal securities were also caused by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments. The Company does not intend to sell the securities and is not more likely than not to be required to sell them before their anticipated recovery.
The proceeds from sales of securities available-for-sale were as follows:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Proceeds	$21,539	$26,133
Gross gains	166	203
Gross losses	(67)	(98)

The amortized cost and fair value of the investment securities portfolio are shown by contractual maturity. Securities not due at a single maturity date, primarily mortgage-backed securities and government agency sponsored collateralized mortgage obligations, are shown separately.

	December 31, 2015
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$641	$648
Due from one to five years	20,084	20,271
Due from five to ten years	28,438	29,636
Due after ten years	11,299	12,156
Subtotal	60,462	62,711
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations	60,047	59,532
Total	$120,509	$122,243

Securities pledged at December 31, 2015 and 2014 had a carrying amount of approximately $43.1 million and $40.2 million, respectively. Securities pledged at December 31, 2015 were pledged to FHLB advances and cash flow hedges. Securities pledged at December 31, 2014 were pledged to FHLB advances, cash flow hedges, and short-term borrowings through the Federal Reserve Bank discount window.
At December 31, 2015 and 2014, there were no holdings of securities of any one issuer, other than the U.S. government and its agencies, in an amount greater than 10% of shareholders’ equity.